Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Vessels, net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	207,795	(41,681	)166,114
Balance at December 31, 2012	1,024,531	(83,793)	940,738
Additions	504,355	(53,501	)450,854
Disposals	(50,000	)(11,539)	(38,461)
Balance at December 31, 2013	$ 1,478,886	$ (125,755)	$ 1,353,131